Operating profit	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating profit
8. Operating profit

The following items have been included in operating profit:	2020 £m	2019 £m	2018 £m
Employee costs (Note 9)	10,249	9,855	9,440
Advertising	1,777	1,567	1,376
Distribution costs	408	393	389
Depreciation of property, plant and equipment	989	1,017	954
Impairment of property, plant and equipment, net of reversals	443	669	203
Depreciation of right of use assets	225	214
Impairment of right of use assets	3	2
Amortisation of intangible assets	1,137	1,103	902
Impairment of intangible assets, net of reversals	257	126	134
Impairment of property, plant and equipment held for sale, net of reversals	3	—	7
Impairment of intangible assets held for sale, net of reversals	20	1	—
Impairment of goodwill allocated to a disposal group, net of reversals	16	4	—
Net foreign exchange losses/(gains)	110	(37)	81
Inventories:
Cost of inventories included in cost of sales	9,480	9,482	8,713
Write-down of inventories	699	578	695
Reversal of prior year write-down of inventories	(274)	(230)	(302)
Short-term lease charge	11	12
Low-value lease charge	5	4
Variable lease payments	11	13
Operating lease rentals:
Minimum lease payments			188
Contingent rents			12
Sub-lease payments			5
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	29.9	30.4	29.8
The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.
Net foreign exchange gains include a net loss of £36 million (2019 – £75 million gain; 2018 – £nil) arising on the reclassification of exchange on liquidation or disposal of overseas subsidiaries.
Included within operating profit are Major restructuring charges of £1,532 million (2019 – £1,105 million; 2018 – £809 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2020 £m	2019 £m	2018 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	13.8	15.6	13.3
Audit of the company’s subsidiaries	14.5	13.5	12.9

Total audit services	28.3	29.1	26.2

Taxation compliance	—	—	0.1
Audit related and other assurance services	1.6	1.2	3.0
All other services	—	0.1	0.5

Total audit-related and non-audit services	1.6	1.3	3.6

	29.9	30.4	29.8

The other assurance services provided by the auditor related to agreed upon procedures and other assurance services outside of statutory audit requirements. In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2020 £m	2019 £m	2018 £m
Audit	0.2	0.2	0.3
Other services	—	—	—
Fees of £0.2 million (2019 – £0.8 million, 2018 – £nil) were also paid to other auditors in respect of audits of certain of the company’s subsidiaries acquired during the year.